Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of refund liabilities [line items]
Revenue from contracts with customers	$ 734,555.4	$ 621,295.5
Accrued expenses and other current liabilities [member]
Disclosure of refund liabilities [line items]
Revenue from contracts with customers	$ 10,804.4	$ 4,009.8